Investment in Equity Accounted Joint Ventures - Additional Information (Details) - USD ($)	1 Months Ended
	Oct. 31, 2014	Jun. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture			100.00%
Debt instrument, face amount			$ 3,123,728,000	$ 3,182,894,000
Investment in joint ventures			169,875,000	$ 141,819,000	$ 77,647,000
Interest Rate Swap
Schedule of Equity Method Investments [Line Items]
Notional amount			1,702,525,000
Libra Joint Venture | Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Schedule of Equity Method Investments [Line Items]
Term of contract	10 years
Notional amount			493,000,000
Fixed interest rate	2.55%
OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Construction period loan facility, term		8 years
Debt instrument, face amount			169,000,000
OOG-TKP FPSO GmbH & Co KG | Interest Rate Swap | Not Designated as Hedging Instrument | Cash Flow Hedging
Schedule of Equity Method Investments [Line Items]
Term of contract		10 years
Notional amount			$ 75,000,000
Fixed interest rate			2.63%
Minimum | OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)		2.15%
Maximum | OOG-TKP FPSO GmbH & Co KG
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)		2.45%
Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Libra Joint Venture | Ocyan S.A.
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Ocyan S.A. | Joint Venture | Guarantee of indebtedness of others
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Ocyan S.A. | Itajai FPSO Joint Venture | Guarantee of indebtedness of others
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture		50.00%
Ocyan S.A. | Libra Joint Venture
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid (as a percent)	2.65%
Ocyan S.A. | Minimum
Schedule of Equity Method Investments [Line Items]
Construction period loan facility, term	10 years
Ocyan S.A. | Maximum | Newbuildings
Schedule of Equity Method Investments [Line Items]
Debt instrument, face amount			$ 804,000,000